Cover	Jun. 05, 2025
Cover [Abstract]
Entity Registrant Name	IVANHOE ELECTRIC INC.
Entity Central Index Key	0001879016
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Jun. 05, 2025
Entity File Number	001-41436
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	32-0633823
Entity Address Address Line 1	450 E Rio Salado Parkway
Entity Address Address Line 2	Suite 130
Entity Address City Or Town	Tempe
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85281
City Area Code	480
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	656-5821
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	IE
Security Exchange Name	NYSE